Income Taxes - Significant Components of Current and Deferred Income Tax Expense Attributable to Income from Continuing Operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Income Taxes
Income before income taxes	$ 10,054	$ (10,664)	$ 37,046	$ 17,480
Income tax benefit (expense)	$ 166	$ 261	$ 378	$ 264
Effective tax rate	(2.00%)	2.00%	(1.00%)	(2.00%)